Basis of Presentation and Summary of Significant Accounting Policies - Forfeiture Rates of Share-Based Awards and Advertising Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising
Advertising expenses	$ 13.2	$ 11.5	$ 9.6
Executive officers
Share-based Compensation
Estimated forfeiture rate	0.00%
Other employees
Share-based Compensation
Estimated forfeiture rate	8.00%